Note 10 - Loss (Gain) Per Common Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	(Loss)/Earnings Per Common Share:

All shares issued are included in the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

The components of the calculation of basic and diluted (loss) / earnings per share for the years ended December 2019, 2020 and 2021 are as follows:

	Year Ended December 31,
	2019	2020	2021
(Loss) / Net Income	(14,773)	(22,818)	8,616
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(9,339)	(1,067)	(900)
Less: Deemed dividend equivalents on Series E Shares related to redemption value	(4,227)	(3,099)	(437)
Less: Dividend of Series E Shares	(2,650)	(1,796)	(1,883)
(Loss) / gain attributable to common shareholders	(30,989)	(28,780)	5,396

(Loss) /Earnings per share:
Weighted average common shares outstanding, basic and dilutive	117,104	23,517,479	39,831,972
(Loss) / earnings per share, basic and diluted	(264.63)	(1.22)	0.14

Effect of dilutive securities:
Series E Shares	-	-	12,716,351
Weighted average common shares outstanding, diluted	117,104	23,517,479	52,548,323

For the years ended December 31, 2019, 2020 and 2021 no dilutive shares were included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented. Particularly for the year ended December 31, 2021 conversion was not assumed since such conversion would result in diluted earnings per share exceeding basic earnings per share.